Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Oct. 31, 2020
Disclosure of internal credit grades [line items]
ECL allowance	$ 18			$ 18	$ 22
Residential mortgages	234,747			234,747	221,165
Business and government loans	136,567			136,567	135,546
Customers' liability under acceptances	11,002			11,002	9,606
Expected credit loss allowance on debt securities classified at amortized cost	15	$ 16	$ 15	15	16
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	11,002			11,002	9,606
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	759			759	809
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	22			22	23
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	29			29	63
Business and government loans	$ 23,116			23,116	23,291
Financial assets at fair value through net income [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost				$ 13	$ 14